Summary of Macroeconomic Variables impacted in Determining ECLs (Details)	9 Months Ended
Jul. 31, 2022
Base Forecast [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.79
Base Forecast [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.00%
Real GDP	1.50%
Home prices	3.00%
Central bank policy interest rate	2.27%
Base Forecast [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.10%
Real GDP	1.80%
Home prices	2.20%
Central bank policy interest rate	2.39%
U.S. 10-year treasury yield	2.88%
U.S. 10-year BBB spread	1.80%
Base Forecast [Member] | Average Q3 2022 - Q2 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.79
Base Forecast [Member] | Average Q3 2022 - Q2 2023 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.40%
Real GDP	2.90%
Home prices	(12.10%)
Central bank policy interest rate	3.19%
Base Forecast [Member] | Average Q3 2022 - Q2 2023 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.70%
Real GDP	1.50%
Home prices	4.70%
Central bank policy interest rate	3.19%
U.S. 10-year treasury yield	3.43%
U.S. 10-year BBB spread	1.81%
Upside Scenario [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.8
Upside Scenario [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.40%
Real GDP	1.50%
Home prices	2.30%
Central bank policy interest rate	3.17%
Upside Scenario [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.60%
Real GDP	1.70%
Home prices	2.50%
Central bank policy interest rate	3.27%
U.S. 10-year treasury yield	3.32%
U.S. 10-year BBB spread	1.69%
Upside Scenario [Member] | Average Q3 2022 - Q2 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.81
Upside Scenario [Member] | Average Q3 2022 - Q2 2023 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.10%
Real GDP	3.90%
Home prices	(5.50%)
Central bank policy interest rate	3.31%
Upside Scenario [Member] | Average Q3 2022 - Q2 2023 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.40%
Real GDP	2.50%
Home prices	8.30%
Central bank policy interest rate	3.31%
U.S. 10-year treasury yield	3.57%
U.S. 10-year BBB spread	1.72%
Downside Scenario [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.79
Downside Scenario [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.80%
Real GDP	2.30%
Home prices	4.40%
Central bank policy interest rate	0.58%
Downside Scenario [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.90%
Real GDP	2.60%
Home prices	2.80%
Central bank policy interest rate	0.69%
U.S. 10-year treasury yield	2.46%
U.S. 10-year BBB spread	1.77%
Downside Scenario [Member] | Average Q3 2022 - Q2 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.74
Downside Scenario [Member] | Average Q3 2022 - Q2 2023 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.40%
Real GDP	(0.30%)
Home prices	(18.60%)
Central bank policy interest rate	0.88%
Downside Scenario [Member] | Average Q3 2022 - Q2 2023 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.60%
Real GDP	(1.80%)
Home prices	1.40%
Central bank policy interest rate	0.81%
U.S. 10-year treasury yield	2.29%
U.S. 10-year BBB spread	2.34%